SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 2,383	$ 2,508
China
Country:
Percentage of concentrations of credit risk	100.00%	76.40%
Total cash	$ 2,383	$ 1,917
Hong Kong
Country:
Percentage of concentrations of credit risk		23.60%
Total cash		$ 591